Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Fair Value of Warrants Assumptions	As of September 30, 2012, the fair value of the above warrants was determined using the following assumptions:

Risk-free interest rate	0.1-0.4%
Estimated term (years)	2.3
Volatility	85.0%

The fair value of the above warrants was determined using the Black-Scholes valuation model with the following assumptions:

	DECEMBER 31
	2011	2012
Risk-free interest rate	0.1%—0.4%	0.2%—0.3%
Remaining contractual term (years)	3.0	2.1
Volatility	85.0%	85.0%